December 22, 2020

Supplement

SUPPLEMENT DATED DECEMBER 22, 2020 TO THE PROSPECTUS OF
Morgan Stanley Insight Fund (the "Fund"), dated March 27, 2020

The Board of Trustees of the Fund recently approved a change to the Fund's fiscal year end from November 30 to December 31, beginning December 31, 2020. The implementation of the change to the fiscal year end will result in an additional audit of the Fund's financial statements and annual shareholder report reflecting the Fund's new fiscal year end of December 31, 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MSINSIGHTPROSPT 12/20

December 22, 2020

Supplement

SUPPLEMENT DATED DECEMBER 22, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley Insight Fund (the "Fund"), dated March 27, 2020

The Board of Trustees of the Fund recently approved a change to the Fund's fiscal year end from November 30 to December 31, beginning December 31, 2020. The implementation of the change to the fiscal year end will result in an additional audit of the Fund's financial statements and annual shareholder report reflecting the Fund's new fiscal year end of December 31, 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.